CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Private Placement for Institutional Investor	Follow-On Public Offering	Registered Direct Offering	Exercise of Warrant	Share capital	Share capital Private Placement for Institutional Investor	Share capital Follow-On Public Offering	Share capital Registered Direct Offering	Share capital Exercise of Warrant	Share premium [1]	Share premium Private Placement for Institutional Investor [1]	Share premium Follow-On Public Offering [1]	Share premium Registered Direct Offering	[1]	Share premium Exercise of Warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained earnings/(accumulated losses) [1]
Beginning balance at Dec. 31, 2020	$ 597,771					$ 27					$ 708,306							$ 6,314	$ (351)	$ (116,525)
Statement of Changes in Equity [Roll Forward]
Loss for the year	(403,582)																			(403,582)
Other comprehensive loss:
Exchange differences on translation of foreign operations	5,215																		5,215
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(398,367)																		5,215	(403,582)
Issuance of ordinary shares		$ 218,300	$ 323,440				$ 2	$ 2				$ 218,298	$ 323,438
Exercise of share options	4,642										6,089							(1,447)
Reclassification of vested restricted share units	0										5,323							(5,323)
Equity-settled share-based compensation expense	20,158																	20,158
Ending balance at Dec. 31, 2021	765,944					31					1,261,454							19,702	4,864	(520,107)
Other comprehensive loss:
Reserves	766,000
Loss for the year	(446,349)																			(446,349)
Exchange differences on translation of foreign operations	9,807																		9,807
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(436,542)																		9,807	(446,349)
Issuance of ordinary shares			$ 377,643					$ 2					$ 377,641
Exercise of share options	2,929										4,070							(1,141)
Reclassification of vested restricted share units	0										13,850							(13,850)
Equity-settled share-based compensation expense	34,338																	34,338
Ending balance at Dec. 31, 2022	744,312					33					1,657,015							39,049	14,671	(966,456)
Other comprehensive loss:
Reserves	744,279
Loss for the year	(518,254)																			(518,254)
Exchange differences on translation of foreign operations	29,633																		29,633
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(488,621)																		29,633	(518,254)
Issuance of ordinary shares		$ 234,410		$ 349,278	$ 352,491		$ 1		$ 1	$ 1		$ 234,409		$ 349,277		$ 352,490
Exercise of share options	11,821										18,051							(6,230)
Reclassification of vested restricted share units	0										25,878							(25,878)
Equity-settled share-based compensation expense	47,680																	47,680
Ending balance at Dec. 31, 2023	1,251,371					$ 36					$ 2,637,120							$ 54,621	$ 44,304	$ (1,484,710)
Other comprehensive loss:
Reserves	$ 1,251,335

[1]	These reserve accounts comprise the consolidated reserves of US$1,251 million, US$744 million and US$766 million in the consolidated statements of financial position as at December 31, 2023, 2022 and 2021, respectively